Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Disaggregation
Schedule of revenue by timing of recognition

	For the Year Ended December 31,
	2023	2024	2025
Revenue recognized at a point in time	123,623,481	144,108,738	111,902,293
Including: Vehicle sales	120,294,667	138,538,092	106,683,100
Other sales and services	3,328,814	5,570,646	5,219,193
Revenue recognized over time	227,851	351,208	410,218
Total	123,851,332	144,459,946	112,312,511